CONTINGENCIES (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2011	Dec. 31, 2010
France | Wrongful termination of contract
Disclosure of other provisions [line items]
Loss contingency, litigation case, term of contract				20 years
Other legal claims and contingencies | France | Wrongful termination of contract case, possible outcome one
Disclosure of other provisions [line items]
Loss Contingency, damages sought					$ 181
Loss contingency, damages sought, counterclaim value					$ 225
Losses on litigation settlements	$ 4
ArcelorMittal Temirtau | Tax and late payment interest, tax years audit 2013-2017
Disclosure of other provisions [line items]
Loss Contingency, damages sought		$ 45
Loss contingency, tax penalty sought			$ 55